Share-based Compensation (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Jun. 30, 2016 CNY (¥) shares	Mar. 07, 2014 USD ($)	Jun. 30, 2016 CNY (¥) shares	Jun. 30, 2016 CNY (¥) $ / shares shares	Jun. 30, 2015 CNY (¥)	Jun. 30, 2015 $ / shares	Jun. 30, 2014 CNY (¥) shares	Jun. 30, 2014 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends declared		$ 24,000					¥ 147,650
Share-based compensation expenses			¥ 4,165		¥ 23,447		30,243
Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted | shares			50,000
Total fair value of shares vested			¥ 13,461		12,221		15,485
Aggregate intrinsic value for the outstanding options	¥ 184,925		184,925	¥ 184,925
Aggregate intrinsic value for the exercisable options	146,438		146,438	¥ 146,438
Total intrinsic value of stock options exercised			94,645		230,356		201,691
Weighted average grant date fair value of options granted | $ / shares				¥ 2.94		$ 0		$ 3.32
Share-based compensation expenses			4,165		¥ 23,447		¥ 30,243
Unrecognized compensation cost related to non-vested share options	¥ 10,668		¥ 10,668	¥ 10,668
Weighted average period over which unrecognized compensation cost is expected to be recognized			2 years 11 months 5 days
Share Options [Member] | Share Incentive Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			4 years
Share Options [Member] | Share Incentive Plans [Member] | Schedule A [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proportion of options vest on the one-year anniversary of the vesting commencement date			25.00%
Proportion of options vest each month over remaining period thereafter			2.08%
Share Options [Member] | Share Incentive Plans [Member] | Schedule B [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proportion of options vest at each anniversary			25.00%
Share Options [Member] | Share Incentive Plans [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual lives of the awards			5 years
Share Options [Member] | Share Incentive Plans [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual lives of the awards			10 years
Share Options [Member] | 2013 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			5 years
Contractual lives of the awards			6 years
Proportion of options vest at each anniversary			20.00%
Share Options [Member] | 2014 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			4 years
Contractual lives of the awards			5 years
Number of maximum aggregate shares issued | shares	8,473,574		8,473,574	8,473,574			5,523,574	5,523,574
Percent of total number of Class A and Class B ordinary shares issued and outstanding used to compute maximum aggregate number of shares issued under the 2014 plan	3.00%		3.00%	3.00%
Number of shares used to compute maximum aggregate number of shares issued under the 2014 plan | shares	3,000,000		3,000,000	3,000,000
Number of shares granted | shares	50,000
Proportion of options vest on the two-year anniversary			20.00%
Proportion of options vest on the three-year anniversary			35.00%
Proportion of options vest on the four-year anniversary			45.00%